Business Acquisition (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed
The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

	As at March 31, 2025	Preliminary at acquisition date	Adjustments
Acquisition of XRM Vision	$	$	$

Current assets
Cash	995	995	—
Accounts receivable and other receivables	3,539	3,539	—
Unbilled revenues	110	110	—
Tax credits receivable	467	1,483	(1,016)
Prepaids	207	207	—
	5,318	6,334	(1,016)
Non-current assets
Tax credits receivable	275	—	275
Property and equipment	60	73	(13)
Right-of-use assets	54	54	—
Intangibles (note 8)	9,700	9,711	(11)
Goodwill (note 9)	14,662	18,608	(3,946)
Total assets acquired	30,069	34,780	(4,711)

Current liabilities
Accounts payable and accrued liabilities	2,829	2,829	—
Deferred revenue	351	351	—
Current portion of lease liabilities	106	106	—
Current portion of long-term debt	511	511	—
	3,797	3,797	—
Non-current liabilities
Lease liabilities	34	34	—
Long-term debt	318	318	—
Deferred tax liabilities	2,410	2,715	(305)
Total liabilities assumed	6,559	6,864	(305)

Net assets acquired	23,510	27,916	(4,406)

Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred
The following table summarizes the acquisition date fair value of each class of purchase consideration :

	As at March 31, 2025	Preliminary at acquisition date	Adjustments
Acquisition of XRM Vision	$	$	$
Cash consideration	7,377	7,377	—
Working capital adjustment to be settled in cash	632	—	632
Issuance of 1,724,550 Subordinate Voting Shares (note 13) (a)	2,875	2,875	—
Balance of purchase price payable with a nominal value of $8,625,000 (note 11) (a)	7,522	7,905	(383)
Contingent consideration with a maximum amount of $10,500,000, recorded at fair value (a)	5,104	9,759	(4,655)
Total purchase consideration	23,510	27,916	(4,406)

(a) Non-cash investing and financing activities